1996 semiannual report

IDS Federal Income Fund

(icon of)  shield with eagle head

The goals of IDS Federal Income Fund, Inc. are to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

Distributed by American Express Financial Advisors Inc.


A comfortable compromise

Balancing risk and reward is something all investors must consider. In the fixed-income area, intermediate-term securities issued by the federal government and its agencies offer a good middle ground. These securities, which form the core of Federal Income Fund, normally provide greater investment stability than long-term bonds, while still offering a yield higher than that of guaranteed investments such as bank CDs. For a conservative investor, that can be a rewarding combination. Contents From the president 3 From the portfolio manager 3 Financial statements (Fund) 5 Notes to financial statements (Fund) 8 Financial statements (Portfolio) 16 Notes to financial statements (Portfolio) 19 Investments in securities 24 Board members and officers 27 IDS mutual funds 28 To our shareholders

(picture of) William Pearce

William R. Pearce
President of the Fund

(picture of) James Snyder

James Snyder
Portfolio manager

From the president
If you're an experienced investor, you know that the past two years have been unusually strong ones in many worldwide financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets. On June 10, 1996, the Fund began investing its assets in Government Income Portfolio instead of directly in securities of individual companies. Following the Portfolio Manager's letter are the financial statements of both the Fund and Portfolio. The notes to the financials go into more detail of how the new structure works.

William R. Pearce

From the portfolio manager
IDS Federal Income Fund took advantage of a generally positive environment for bonds during the first half of its fiscal year, posting a 5.4% total return (net asset value change and dividends) on Class A shares in the June through November 1996 period. The volatility that has characterized the bond market in recent years continued during the past six months, as shifting views on economic growth and inflation resulted in substantial swings in interest rates and, thus, bond values. The period began with the bond market in a wait-and-see position after a sharp rise in long-term interest rates early in 1996 had sent it into rapid retreat. A conservative beginning Given the uncertainty in the market at that time, I kept a higher-than-average level of cash reserves (about 14% of assets) in the Portfolio to cushion performance in the event of another substantial rate move. (The performance of mortgage-backed bonds, which form the core of the Portfolio, tend to lag when interest rates swing strongly in either direction.) As the outlook became clearer, I put the cash to work in bonds, maintaining an essentially "fully invested" position for most of the period. After a largely uneventful summer, the mood of the market began turning optimistic in September, as data indicating a moderating economy and still tame inflation began to trickle in. At that point, interest rates started heading lower, establishing a trend that stayed in place through November. Bond prices, which move in the opposite direction of interest rates, responded by rising steadily through the fall. A shift toward Treasurys Although the Portfolio enjoyed relatively good performance from its mortgage-backed securities earlier in 1996, I gradually scaled back that exposure (from about 87% to 70% of assets) as the period progressed. This strategy was based on the fact that those issues appeared over-valued and therefore offered comparatively little price appreciation potential. Most of the money went into intermediate-maturity Treasury bonds, which proved to be an enhancement to performance over the final months of the period. At this writing (mid-December), the bond market seems to be back to wrestling with the outlook for the economy and inflation, causing long-term interest rates to bob up and down. Until the fundamentals become clearer, I plan to stay with a relatively conservative investment approach, concentrating on maintaining the Portfolio's yield rather than on potential price appreciation from its bond holdings.

James W. Snyder

Class A
         6-month performance
(All figures per share)
Net asset value (NAV)
Nov. 30, 1996              $        5.02
----------------------------------------
May 31, 1996               $        4.92
----------------------------------------
Increase                   $        0.10
----------------------------------------

Distributions
June 1, 1996 - Nov. 30, 1996
From income                $        0.16
From capital gains         $          --
Total distributions        $        0.16

Total return*                     + 5.4%**

Class B
         6-month performance
(All figures per share)
Net asset value (NAV)
Nov. 30, 1996              $        5.02
----------------------------------------
May 31, 1996               $        4.92
----------------------------------------
Increase                   $        0.10
----------------------------------------

Distributions
June 1, 1996 - Nov. 30, 1996
From income                $        0.14
From capital gains         $          --
Total distributions        $        0.14

Total return*                     + 5.0%**

Class Y
         6-month performance
(All figures per share)
Net asset value (NAV)
Nov. 30, 1996              $        5.02
----------------------------------------
May 31, 1996               $        4.92
----------------------------------------
Increase                   $        0.10
----------------------------------------

Distributions
June 1, 1996 - Nov. 30, 1996
From income                $        0.16
From capital gains         $          --
Total distributions        $        0.16

Total return*                     + 5.5%**

   *The prospectus discusses the effect of sales charges, if any, on the various classes.
  **The total return is a hypothetical investment in the Fund with all distributions reinvested.

Quality Income Portfolio

The Portfolio's ten largest holdings
(Pie chart)
The ten holdings listed here make up 10.56% of the Portfolio's net assets

                                           Percent                    Value
                                (of Portfolio's net assets)(as of Nov. 30, 1996)

Japan Finance                                1.58%                 $27,416,694
9.25% 1998

Republic of Italy                            1.31                   22,792,840
6.875% 2023

Southern California Edison                   1.26                   21,875,910
8.875% 2023

Dayton Hudson                                1.08                   18,673,187
7.875% 2023

PDV America                                   .95                   16,458,420
7.875% 2003

Pacific Bell                                  .95                   16,442,250
8.50% 2031

Texas Utilities Electric                      .88                   15,202,590
9.75% 2021

Schering-Plough                               .86                   15,000,000
7.31% Zero Coupon 1996

Daimler-Benz North America                    .85                   14,791,420
7.375% Medium-term Nts 2006

General Motors Acceptance                     .84                   14,646,203
7.00% 2000

Excludes U.S. Treasury and government agencies holdings that total 46% of the Portfolio's net assets.


Class A

6-month performance
(All figures per share)

Net asset value (NAV)
---------------------------------------------
Nov. 30, 1996                     $ 9.37
---------------------------------------------
May 31, 1996                      $ 9.00
---------------------------------------------
Increase                          $ 0.37
---------------------------------------------

Distributions
June 1, 1996 - Nov. 30, 1996

From income                       $ 0.29
---------------------------------------------
From capital gains                $   --
---------------------------------------------
Total distributions               $ 0.29
---------------------------------------------
Total return*                      +7.6**
---------------------------------------------

Class B
6-month performance
(All figures per share)

Net asset value (NAV)
---------------------------------------------
Nov. 30, 1996                     $ 9.37
---------------------------------------------
May 31, 1996                      $ 9.00
---------------------------------------------
Increase                          $ 0.37
---------------------------------------------

Distributions
June 1, 1996 - Nov. 30, 1996

From income                       $ 0.26
---------------------------------------------
From capital gains                $   --
---------------------------------------------
Total distributions               $ 0.26
---------------------------------------------
Total return*                      +7.1**
---------------------------------------------

Class Y
6-month performance
(All figures per share)

Net asset value (NAV)
---------------------------------------------
Nov. 30, 1996                     $ 9.37
---------------------------------------------
May 31, 1996                      $ 9.00
---------------------------------------------
Increase                          $ 0.37
---------------------------------------------

Distributions
June 1, 1996 - Nov. 30, 1996

From income                       $ 0.30
---------------------------------------------
From capital gains                $   --
---------------------------------------------
Total distributions               $ 0.30
---------------------------------------------
Total return*                      +7.7**
---------------------------------------------

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

Financial statements
Statement of assets and liabilities
IDS Federal Income Fund, Inc.
Nov. 30, 1996

                                    Assets
                                                                    (Unaudited)
Investment in Government Income Portfolio (Note 1)               $1,851,476,766
                                                                 --------------
Total assets                                                      1,851,476,766
                                                                  -------------

                                    Liabilities

Dividends payable to shareholders                                       920,500
Accrued distribution fee                                                 25,159
Accrued service fee                                                      16,635
Accrued transfer agency fee                                              24,259
Accrued administrative services fee                                       4,810
Other accrued expenses                                                  256,434
                                                                        -------

Total liabilities                                                     1,247,797

Net assets applicable to outstanding capital stock               $1,850,228,969
                                                                 ==============


                                    Represented by

Capital stock -- authorized 10,000,000,000
  shares of $.01 par value                                       $    3,683,316
                                                                ---------------
Additional paid-in-capital                                        1,863,111,083
Undistributed net investment income                                   1,183,389
Accumulated net realized loss (Note 1)                              (72,531,635)
Unrealized appreciation                                              54,782,816
                                                                     ----------

Total - representing net assets applicable to
  outstanding capital stock                                      $1,850,228,969

Net assets applicable to outstanding shares:
                                     Class A                     $1,127,547,009
                                     Class B                     $  616,665,446
                                     Class Y                     $  106,016,514
Net asset value per share of outstanding capital stock:
                                     Class A shares 224,461,962  $         5.02
                                     Class B shares 122,764,887  $         5.02
                                     Class Y shares  21,104,798  $         5.02
See accompanying notes to financial statements.



Statement of operations
IDS Federal Income Fund, Inc.
Six months ended Nov. 30, 1996 (Unaudited)

                                                    Investment income

                                                      June 1, 1996 to  June 10, 1996 to            Total
                                                         June 9, 1996     Nov. 30, 1996
                                                      (Notes 1 and 4)

Income:
Interest                                               $   2,419,132    $    61,708,637    $  64,127,769
                                                       -------------    ---------------    -------------

Expenses (Note 2):
Investment management services fee                            168,039                --          168,039
Distribution fee -- Class B                                    75,115         1,948,549        2,023,664
Transfer agency fee                                            36,689           879,794          916,483
Incremental transfer agency fee -- Class B                        657            16,860           17,517
Service fee
   Class A                                                     36,848           905,108          941,956
   Class B                                                     17,527           450,562          468,089
Administrative services fee                                    15,798           398,520          414,318
Compensation of board members                                      --             1,519            1,519
Compensation of officers                                           --             6,867            6,867
Custodian fees                                                  2,595                --            2,595
Postage                                                        13,182           142,218          155,400
Registration fees                                               5,334           136,981          142,315
Reports to shareholders                                           153            10,322           10,475
Audit fees                                                         --            17,135           17,135
Administrative                                                     --             3,893            3,893
Other                                                              --               818              818
                                                                   --               ---              ---

Total expenses                                                371,937         4,919,146        5,291,083

Expenses, including investment management services fee,
   allocated from Government Income Portfolio                      --         4,348,666        4,348,666
                                                                   --         ---------        ---------

Total net expenses                                            371,937         9,267,812        9,639,749
                                                              -------         ---------        ---------

Investment income -- net                                    2,047,195        52,440,825       54,488,020
                                                            ---------        ----------       ----------


                                    Realized and unrealized gain (loss) -- net

Net realized loss on security transactions                (2,431,855)         (263,088)      (2,694,943)
Net realized loss on financial future contracts           (1,791,165)      (31,380,065)     (33,171,230)
Net realized gain on option contracts written (Note 5)        333,934        10,209,238       10,543,172
                                                              -------        ----------       ----------
Net realized loss on investments                          (3,889,086)      (21,433,915)     (25,323,001)
Net change in unrealized appreciation or
     depreciation                                              97,370        60,808,998       60,906,368
                                                               ------        ----------       ----------

Net gain (loss) on investments                            (3,791,716)        39,375,083       35,583,367
                                                          -----------        ----------       ----------

Net increase (decrease) in net assets
   resulting from operations                             $(1,744,521)       $91,815,908      $90,071,387
                                                         ============       ===========      ===========



Statements of changes in net assets
IDS Federal Income Fund, Inc.
                                        Operations and distributions      Nov. 30, 1996      May 31,1996
                                                                       Six months ended    Eleven months
                                                                            (Unaudited)            ended

Investment income -- net                                                $    54,488,020    $  89,392,073
Net realized gain (loss) on investments                                    (25,323,001)       10,436,173
Net change in unrealized appreciation or depreciation                        60,906,368     (28,963,992)
                                                                             ----------     ------------
Net increase in net assets resulting from operations                         90,071,387       70,864,254
                                                                             ----------       ----------

Distributions to shareholders from:
   Net investment income
     Class A                                                               (35,380,554)     (61,393,266)
     Class B                                                               (15,464,691)     (22,254,823)
     Class Y                                                                (3,332,409)      (5,539,421)
                                                                            -----------      -----------

Total distributions                                                        (54,177,654)     (89,187,510)
                                                                           ------------     ------------

                                    Capital share transactions (Note 3)


Proceeds from sales
   Class A shares (Note 2)                                                  392,070,557      747,243,121
   Class B shares                                                           340,964,854      594,129,348
   Class Y shares                                                            15,495,595       39,504,359
Reinvestment of distributions at net asset value
   Class A shares                                                            30,464,427       52,527,243
   Class B shares                                                            14,787,797       21,396,595
   Class Y shares                                                             3,330,638        5,539,139
Payments for redemptions
   Class A shares                                                         (412,464,190)    (670,726,520)
   Class B shares (Note 2)                                                (270,479,349)    (381,443,715)
   Class Y shares                                                          (13,803,190)     (30,634,859)

Increase in net assets from capital share transactions                      100,367,139      377,534,711
                                                                            -----------      -----------

Total increase in net assets                                                136,260,872      359,211,455
                                                                            -----------      -----------

Net assets at beginning of period                                         1,713,968,097    1,354,756,642
                                                                          -------------    -------------

Net assets at end of period                                              $1,850,228,969   $1,713,968,097
                                                                         ==============   ==============
   (including undistributed net investment
    income of  $1,183,389 and $873,023)

See accompanying notes to financial statements.



Notes to financial statements
IDS Federal Income Fund, Inc.
(Unaudited as to Nov. 30, 1996)
______________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Government Income Portfolio

Effective June 10, 1996, the Fund began investing all of its assets in Government Income Portfolio (the Portfolio), a series of Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. The Portfolio invests primarily in U.S. government and government agency securities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at Nov. 30, 1996 was 99.97%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements", which are included elsewhere in this report.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income
dividend             of             the              calendar              year.

_______________________________________________________________________
2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Under this agreement, the Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o    Class A $15.50
o    Class B $16.50
o    Class Y $15.50

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales charges received by American Express Financial Advisors, Inc. for distributing Fund shares were $4,530,187 for Class A and $222,719 for Class B for the period ended Nov. 30, 1996. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

Prior to April 30, 1996, the Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996. The total liability for the plan is $33,625, which will be paid out at some future date.

_______________________________________________________________________
3. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                                    Six months ended Nov. 30, 1996
                               Class A          Class B         Class Y
_______________________________________________________________________
Sold                        79,255,715       68,823,940       3,131,927
Issued for reinvested        6,154,566        2,986,723         672,772
  distributions
Redeemed                   (83,394,801      (54,672,471)     (2,791,431)
_______________________________________________________________________
Net increase                 2,015,480       17,138,192       1,013,268
-----------------------------------------------------------------------

                                     Eleven months ended May 31, 1996
                               Class A          Class B         Class Y
_______________________________________________________________________
Sold1                       49,105,568      118,610,090       7,980,462
Issued for reinvested       10,494,421        4,273,427       1,106,730
  distributions
Redeemed                  (133,889,465)     (76,081,026)     (6,205,925)
_______________________________________________________________________
Net increase                25,710,524       46,802,491       2,881,267
-----------------------------------------------------------------------

-----------------------------------------------------------------------
4.  Capital loss carryover
For federal income tax purposes, the Fund had a capital loss carryover of approximately $24,034,000 at Nov. 30, 1996, that if not offset by subsequent capital gains, will expire in 2003. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expires.
-----------------------------------------------------------------------
5.  Pre-conversion to Master

Prior to transferring its securities to Government Income Portfolio on June 10, 1996, various transactions took place as stated below.

Expenses and sales charges

Prior to the conversion on June 10, 1996, the Fund paid an investment management fee to AEFC. Subsequent to the conversion, the investment management fee is assessed at the Portfolio level. (See the notes to the Portfolio financial statements for the terms of the investment management agreement, which remain unchanged.)

Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $112,903,816 and $63,396,520, respectively, for the period from June 1, 1996 to June 9, 1996. Realized gains and losses were determined on an identified cost basis.

Interest rate futures contracts

At June 9, 1996, investments in securities included securities valued at $41,693,020 that were pledged as collateral to cover initial margin deposits on 546 open purchase contracts and 3,219 open sale contracts. The market value of the open purchase contracts at June 9, 1996 was $56,961,486 with a net unrealized loss of $784,000. The market value of the open sale contracts at June 9, 1996 was $342,037,298 with a net unrealized gain of $6,643,750.

Option contracts written

The number of contracts and premium amounts associated with option contracts written is as follows:

                                             Period ended June 9,1996
---------------------------------------------------------------------------------------------------------------

                                    Puts                 Calls              MBS Puts and Calls
---------------------------------------------------------------------------------------------------------------


                           Contracts    Premium   Contracts       Premium     Contracts      Premiums
----------------------------------------------------------------------------------------------------------------
Balance May 31, 1996              --    $    --       3,003   $ 3,644,648        14,875    $  754,209
Opened                            --         --       1,539     2,092,762         7,225       541,211
Closed                            --         --        (446)     (486,646)       (5,525)     (292,030)
Exercised                         --         --          --           --            --            --
Expired                           --         --          --           --            --            --
-------------------------------------------------------------------------------------------------------------------
Balance June 9, 1996              --         --       4,096     5,250,764         6,575     1,003,390
--------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------
6. Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.

                           IDS Federal Income Fund

                           Performance
                           Financial highlights

                           Fiscal period ended Nov. 30,
                           Per share income and capital changes*

                                                                             Class A

                                1996***  1996**  1995    1994     1993    1992     1991    1990     1989    1988    1987

Net asset value,                $4.92   $4.97   $4.85   $5.30    $5.19   $5.10    $5.00   $5.02    $5.02   $5.01   $5.07
beginning of period
                           Income from investment operations:
Net investment income             .16     .28     .32     .29      .32     .36      .42     .42      .40     .41     .40

Net gains (losses)                .10    (.04)    .11    (.31)     .13     .09      .09    (.02)      --     .01    (.03)
(both realized
and unrealized)

Total from investment             .26     .24     .43    (.02)     .45     .45      .51     .40      .40     .42     .37
operations
                           Less distributions:
Dividends from net               (.16)   (.29)   (.31)   (.29)    (.32)   (.36)    (.41)   (.42)    (.40)   (.41)   (.40)
investment income
Distributions from                 --      --      --    (.14)    (.02)     --       --      --       --      --    (.03)
realized gains

Total distributions              (.16)   (.29)   (.31)   (.43)    (.34)   (.36)    (.41)   (.42)    (.40)   (.41)   (.43)

Net asset value,                $5.02   $4.92   $4.97   $4.85    $5.30   $5.19    $5.10   $5.00    $5.02   $5.02   $5.01
end of period
                           Ratios/supplemental data

                                                                  Class A

                                1996***  1996**  1995     1994     1993    1992     1991    1990     1989    1988    1987

Net assets, end of period       $1,128   $1,095  $977    $1,025   $1,025   $834     $397    $234     $183    $183    $181
(in millions)

Ratio of expenses to             .89%+    .91%+  .79%      .76%     .77%   .79%     .80%    .82%     .79%    .80%    .86%
average daily net assets

Ratio of net income             6.50%+   6.34%+ 6.59%     5.64%    6.03%   6.93%   8.20%   8.53%    8.15%   8.24%   7.81%
to average daily net assets

Portfolio turnover rate           60%     115%   213%      304%     227%    104%     52%     104%     81%    143%     36%
(excluding short-term
securities) for the
underlying Portfolio

Total return++                   5.4%     5.0%   9.3%     (0.5%)    9.0%    9.0%   10.8%     8.3%    8.4%    8.8%    7.4%

                   *For a share outstanding throughout the period. Rounded to the nearest cent.
                  **The Fund's fiscal year-end was changed from June 30, to
                    May 31, effective 1996.
                 ***Six month ended Nov. 30, 1996 (Unaudited).
                   +Adjusted to an annual basis.
                  ++Total return does not reflect payment of a sales charge.



IDS Federal Income Fund, Inc.

                           Performance
                           Financial highlights

                           Fiscal period ended Nov. 30,
                           Per share income and capital changes*


                                       Class B                            Class Y
                                1996#   1996*** 1995**             1996#  1996***  1995**

Net asset value,                $4.92   $4.96   $4.87              $4.92   $4.97    $4.87
beginning of period
                           Income from investment operations:
Net investment income             .14     .26     .06                .16     .29      .07

Net gains (losses) both           .10    (.04)    .14                .10    (.04)     .15
realized and unrealized)

Total from investment             .24     .22     .20                .26     .25      .22
operations
                           Less distributions:

Dividends from net               (.14)   (.26)   (.11)              (.16)   (.30)    (.12)
investment income

Net asset value,                $5.02   $4.92   $4.96              $5.02   $4.92    $4.97
end of period
                           Ratios/supplemental data

                                1996#   1996*** 1995**             1996#  1996***  1995**
                                       Class B                            Class Y

Net assets, end of period       $617    $520    $292                $106     $99      $85
(in millions)

Ratio of expenses to           1.64%+  1.67%+   1.74%+             .71%+    .74%+    .75%+
average daily net assets

Ratio of net income            5.75%+  5.59%+   6.21%+            6.68%+   6.53%+   7.20%+
to average daily net assets

Portfolio turnover rate          60%    115%     213%               60%     115%     213%
(excluding short-term
securities) for the
underlying Portfolio

Total return++                  5.0%    4.3%     4.1%              5.5%     5.2%     4.5%

               *For a share outstanding throughout the period. Rounded to the nearest cent.
              **Inception date was March 20, 1995 for Class B and Class Y.
             ***The Fund's fiscal year-end was changed from June 30, to May 31, effective 1996.
               +Adjusted to an annual basis.
              ++Total return does not reflect payment of a sales charge.
               #Six months ended Nov. 30, 1996 (Unaudited).

Statement of assets and liabilities
Government Income Portfolio
Nov. 30, 1996


                                Assets
                                                                    (Unaudited)
Investments in securities, at value (Note 1)
    (identified cost $1,814,207,684)                             $1,868,737,176
Dividends and accrued interest receivable                            15,994,484
Receivable for investment securities sold                               917,314
U.S. government securities held as collateral (Note 4)               20,522,098
                                                          ---------------------
Total assets                                                      1,906,171,072
                                                          ---------------------

                             Liabilities
Disbursements in excess of cash on demand deposit                     8,070,547
Payable for investment securities purchased                          22,905,816
Payable upon return of securities loaned (Note 4)                    20,522,098
Accrued investment management services fee                               51,553
Other accrued expenses                                                   38,782
Open option contracts written, at value
    (premium received $2,362,367)(Note 5)                             2,566,445
                                                          ---------------------
Total liabilities                                                    54,155,241
                                                          ---------------------

                                                          =====================
Net assets                                                       $1,852,015,831
                                                          =====================

See accompany notes to financial statements.

Statement of Operations
Government Income Portfolio
For the period from May 13, 1996 (commencement of operations) to Nov. 30, 1996

                               Investment income
                                                                    (Unaudited)
Income:
Interest                                                            $61,724,838
                                                                             -
Expenses (Note 2):
Investment management services fee                                    4,254,050
Compensation of board members                                             7,218
Custodian fees                                                           77,682
Audit fees                                                                6,941
Administrative                                                            1,858
Other                                                                     2,934

                                                          ---------------------
Total  expenses                                                       4,350,683

   Earning credits on cash balances (Note 2 )                              (930)
Total net expenses                                                    4,349,753
                                                          ---------------------
Investment income -- net                                             57,375,085
                                                          ---------------------

                      Realized and unrealized loss -- net
Net realized gain on security transactions (Note 3)                    (260,862)
Net realized loss on closed futures contracts                       (31,389,709)
Net realized gain on closed ,exercised or expired                    10,212,947
                                                          ---------------------
  written contracts (Note 5)                                        (21,437,624)
Net realized loss on investments
Net change in unrealized appreciation or
  depreciation of investments                                        60,825,122
Net gain on investments                                              39,387,498
                                                          =====================
Net increase in net assets resulting from operations                $96,762,583
                                                          =====================
See accompanying notes to financial statements.

Statement of changes in net assets
Government Income Portfolio
For the period from May 13, 1996 to Nov. 30, 1996

                        Operations and distributions

                                                                    (Unaudited)
Investment income - net                                             $57,375,085
Net realized gain on investments                                    (21,437,624)
Net change in unrealized appreciation or
  depreciation of investments                                        60,825,122
                                                       ------------------------
Net increase in net assets resulting from operations                 96,762,583

Net contributions                                                 1,755,213,248
                                                       ------------------------

Total increase in net assets                                      1,851,975,831

Net assets at beginning of period (Note 1)                               40,000

                                                       ========================
Net assets at end of period                                      $1,852,015,831
                                                       ========================

See accompanying notes to financial statements.

Notes to financial statements
Government Income Portfolio
(Unaudited as to Nov. 30, 1996)
------------------------------------------------------------------
1. Summary of significant accounting policies

Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Government Income Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, AEFC contributed $40,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

___________________________________________________________________
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC; audit and certain legal fees; fidelity bond premiums; registration fees for units; office expenses; consultants' fees; compensation of trustees; corporate filing fees; expenses incurred in connection with lending securities of the Portfolio: and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period from June 10, 1996 to Nov. 30, 1996, the Portfolio's custodian fees were reduced by $930 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

-------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,162,604,762 and $1,050,966,073 respectively, for the period from June 10, 1996 to Nov. 30, 1996. For the same period, the portfolio turnover rate was 60%. Realized gains and losses are determined on an identified cost basis.

-------------------------------------------------------------------
4. Interest rate futures contracts

At Nov. 30, 1996, investments in securities included securities valued at $39,674,340 that were pledged as collateral to cover initial margin deposits on 2,566 open purchase contracts and 4,200 open sale contracts. The market value of the open purchase contracts at Nov. 30, 1996 was $277,756,252 with a net unrealized gain of $6,798,668. The market value of the open sale contracts at Nov. 30, 1996 was $476,310,469 with a net unrealized loss of $6,326,156. See summary of significant accounting policies.

--------------------------------------------------------------------
5.  Lending of portfolio securities

At Nov. 30, 1996, securities valued at $20,659,600 were on loan to brokers. For collateral, the Portfolio received U.S. government securities valued at $20,522,098. Income from securities lending amounted to $35,042 for the period ended Nov. 30, 1996. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


---------------------------------------------------------------------
6. Options contracts written

The number of contracts and premium amounts associated with options contracts written (see summary of significant accounting policies) is as follows:

                                       Period ended Nov. 30, 1996
----------------------------------------------------------------------------------------------------

                                    Puts                  Calls              MBS Puts andCalls
----------------------------------------------------------------------------------------------------


                           Contracts    Premium   Contracts       Premium   Contracts     Premiums
----------------------------------------------------------------------------------------------------
Balance June 10, 1996             --   $      --      4,096   $ 5,250,764      16,575   $1,003,390
Opened                         3,993    4,012,437     4,981     5,805,196      46,325    3,682,216
Closed                        (2,484)  (2,627,008)   (3,729)   (4,314,033)    (44,200)  (2,962,367)
Exercised                         --          --     (4,413)   (5,535,992)     (3,400)    (154,062)
Expired                         (433)    (408,774)     (765)     (840,223)     (7,650)    (549,177)
---------------------------------------------------------------------------------------------------------------------
Balance Nov. 30, 1996          1,076     $976,655       170   $   365,712       7,650   $1,020,000
-----------------------------------------------------------------------------------------------------------------


Investments in securities


Government Income Portfolio                      (Percentages represent value of
Nov. 30, 1996  (Unaudited)                   investments compared to net assets)
--------------------------------------------------------------------------------

Bonds (100.3%)

--------------------------------------------------------------------------------

Issuer                                               Coupon   Maturity       Principal                 Value (a)
                                                       rate       year          amount

-----------------------------------------------------------------------------------------------------------------
U.S. government  obligations (25.2%)
U.S. Treasury                                             5.00%   1998   $   8,000,000              $  7,959,280
                                                          5.63    1997      13,000,000                13,018,980
                                                          5.88    1998      18,750,000                18,850,470
                                                          6.00    1997-99   57,000,000                57,417,110
                                                          6.25    2001       2,100,000                 2,136,183
                                                          6.50    2005-06   45,850,000 (e,f)          47,303,693
                                                          6.75    2000      45,000,000 (e,f)          46,386,900
                                                          6.88    1999-206  81,800,000                85,426,176
                                                          7.00    2006       5,000,000                 5,330,850
                                                          7.75    2000      45,000,000                47,617,650
                                                          8.125   2019      38,500,000                45,969,770
Collateralized Mtge Securities Corp                      14.18    2020       3,750,000                 4,153,125
Resolution Funding Corp                                   8.125   2019       8,000,000                 9,439,360
    Zero Coupon                                           6.06    2001      20,863,000 (b)            16,445,260
                                                          6.36    2003      16,000,000 (b)            10,624,320
                                                          6.39    2007      40,153,000 (b)            20,914,493
                                                          7.08    2007      25,120,000 (b)            12,866,966
                                                          7.18    2009      16,000,000 (b)             7,032,960
                                                          7.87    2018-19   24,000,000 (b)             5,446,485
                                                          8.04    2012       8,400,000 (b)             2,960,832

                                                                                               ------------------
Total                                                                                                467,300,863

-----------------------------------------------------------------------------------------------------------------
Mortgage-backed securities (75.1%)
Federal Home Loan Mortgage Corporation (21.1%)
                                                          6.00    2026      21,000,000                19,977,930
                                                          6.50    2009       8,905,823                 8,888,100
                                                          6.50    2003         429,261                   430,737
                                                          6.75    2006      46,535,000                48,047,387
                                                          7.00    2010      21,172,130                21,415,821
                                                          7.50    2024       8,589,114                 8,739,939
                                                          8.00    2023-25   74,959,146                77,484,667
                                                          8.50    2025      17,364,506                18,136,185
                                                          8.63    2023       3,456,299                 2,892,542
                                                          9.00    2025-26   51,300,042                54,326,207
  Collateralized Mtge Obligation                          4.00    2023      13,629,045                12,756,786
                                                          6.75    2022      22,000,000                21,912,220
                                                          8.25    2024      30,704,830                32,487,245
                                                          8.50    2022       9,150,000                10,120,266
     Interest Only                                       10.00    2020         342,713 (c)               101,704
     Inverse Floater                                      7.10    2023       3,956,343 (d)             3,176,825
                                                          7.31    2024      11,609,678 (d)             9,998,603
                                                          7.77    2023      10,514,507 (d)             7,982,088
                                                          9.36    2022       5,798,581 (d)             5,459,654
                                                          9.42    2022      21,356,119 (d)            19,554,944
                                                         14.91    2021       6,545,617 (d)             7,148,076
Total
                                                                                               ------------------
                                                                                                     391,037,926

-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (53.1%)
                                                          3.00    2019      11,250,000                 9,980,437
                                                          4.50    2010       8,204,208                 7,053,322
                                                          5.88    2006      29,925,000                29,107,150
                                                          6.00    2008-23   41,724,034                40,551,898
                                                          6.50    2023-25  134,401,247 (e,f)         131,189,626
                                                          7.00    2003-25  129,750,210               129,497,443
                                                          7.50    2025-26   49,866,827                50,505,630
                                                          8.00    2021-26   50,715,980                52,236,275
                                                          8.50    2007-26  333,063,791               348,525,464
                                                          9.00    2023-26   78,397,309                83,150,721
  Collateralized Mtge Obligation                          4.70    2022      11,156,552                10,978,270
                                                          5.00    2024       6,663,083                 6,008,568
                                                          5.50    2008      12,039,867                11,695,046
                                                          6.00    2008       7,628,038                 7,578,837
                                                          6.50    2017       1,670,718                 1,670,868
                                                          7.00    2012       7,178,509                 7,249,923
     Interest Only                                        9.50    2018-22   17,679,360 (c)             5,428,240
                                                         10.00    2018-22   59,260,990 (c)            18,432,641
                                                         10.50    2021      14,561,111 (c)             4,616,182
     Inverse Floater                                      7.26    2023       6,052,314 (d)             5,150,701
                                                          8.59    2024       5,174,338 (d)             4,336,819
     Principal Only                                       7.59    2021         804,373 (g)               596,471
                                                          8.31    2020      12,044,539 (g)            11,247,087
                                                         10.52    2023       8,265,432 (g)             7,251,098
Total
                                                                                               ------------------
                                                                                                     984,038,717

-----------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (0.9%)
                                                          7.50    2025      15,100,344                15,360,070
                                                         11.00    2019         378,317                   424,025
                                                                                               ------------------

Total                                                                                                 15,784,095
-----------------------------------------------------------------------------------------------------------------
Total bonds
(Cost: $1,803,632,109)                                                                              1,858,161,601
-----------------------------------------------------------------------------------------------------------------

Short-term securities (0.6%)

-----------------------------------------------------------------------------------------------------------------

Issuer                                           Annualized               Amount          Value (a)
                                                   yield on           payable at
                                                    date of             maturity
                                                   purchase

-----------------------------------------------------------------------------------------------------------------
U.S. government agency (0.4%)
Federal Home Loan Mtge Corp Disc Nts
  12-12-96                                            5.23%           $1,400,000       $ 1,397,564
  12-20-96                                            5.22             5,000,000         4,985,556


Total                                                                                    6,383,120
-----------------------------------------------------------------------------------------------------------------
Letter of credit (0.1%)
Federal Home Loan Bank
  12-19-96                                            5.27             2,600,000         2,592,796

-----------------------------------------------------------------------------------------------------------------
Commercial paper (0.1%)
Fleet Funding
  12-10-96                                            5.29             1,602,000         1,599,659

------------------------------------------------------------------------------------------------------------------
Total short-term securities
(Cost: $10,575,575)                                                                    $10,575,575

-----------------------------------------------------------------------------------------------------------------

Total investment in securities
(Cost: $1,814,207,684) (h)                                                          $1,868,737,176

--------------------------------------------------------------------------------------------------------------------------

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 1996.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                                Notional amount
--------------------------------------------------------------------------------
Purchase contracts
U.S. Treasury Note Dec. 96 5-year notes                            $195,800,000
U.S. Treasury Note March 97 5-year notes                              8,500,000
U.S. Treasury Note March 97 2-year notes                             26,800,000
U.S. Treasury Note Dec. 96 10-year notes                             25,500,000

Sale contracts
U.S. Treasury Note March 97 10-year notes                           221,000,000
U.S. Treasury Note Dec. 96 10-year notes                             18,700,000
U.S. Treasury Bonds March 97                                        164,800,000
U.S. Treasury Bonds Dec. 96                                          15,500,000

(f) At Nov. 30, 1996, securities valued at $39,674,340 were held to cover open call options written as follows:


Issuer                             Number of   Exercise   Expiration   Value (a)
                                   contracts      price         date
U.S. Treasury Bonds March 97             170       $112    Feb. 1997  $  786,250

Mortgage-Backed Security
  (MBS) Spread                         2,550        100    Feb. 1997     414,380

Mortgage-Backed Security
  (MBS) Spread                         5,100         94    Jan. 1997   1,099,690

At Nov. 30, 1996, cash or short-term securities were designated to cover open put options written as follows:

Issuer
                                   Number of   Exercise   Expiration   Value (a)
                                   contracts      price         date
U.S. Treasury Bonds March 97             212       $112    Feb. 1997  $  172,250
U.S. Treasury Bonds March 97             226        104    Feb. 1997      14,125
U.S. Treasury Bonds March 97             638        106    Feb. 1997      79,750


(g) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of the future cash flows.

(h) At Nov. 30, 1996, the cost of securities for federal income tax purposes was approximately $1,814,208,000 and the approximate aggregate gross unrealized appreciation and depreciation based on the cost was:



Unrealized appreciation                                             $60,195,000
Unrealized depreciation                                              (5,666,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $54,529,000
--------------------------------------------------------------------------------



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Board members and officers

Board members and officers of the Fund
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President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
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Independent board members

H. Brewster Atwater Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The Readers's Digest Association, Inc.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.
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Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
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Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice President of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.
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Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.



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PAGE
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds



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Funds in this group seek capital growth,  primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

 (icon of) cart of precious gems

IDS Discovery Fund

Invests  in  small-  and  medium-size,   growth-oriented  companies  emphasizing
technological innovation and productivity enhancement.
Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.


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(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund



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Invests  in a  Portfolio  comprised  primarily  of common  stocks  of  companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised  primarily of high-quality  corporate bonds and
other  highly  rated  debt  instruments   including  government  securities  and
short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

 IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Federal Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010



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